UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2008

USAA
EAGLE
LOGO (R)


                         USAA TAX EXEMPT LONG-TERM Fund


                      1ST QUARTER Portfolio of Investments


                                 June 30, 2008

                                                                      (Form N-Q)

48498-0808                                    (C)2008, USAA. All rights reserved

  P O R T F O L I O
--------------------------------------------------------------------------------
                             of INVESTMENTS


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., Radian Asset Assurance Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., or Northern Trust Co.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Municipal Securities Purchase, Inc., Texas Permanent School Fund, or Utah General Obligation.

2

  P O R T F O L I O
--------------------------------------------------------------------------------
                             of INVESTMENTS
                             (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS


EDA            Economic Development Authority
EDC            Economic Development Corp.
ETM            Escrowed to final maturity
IDA            Industrial Development Authority/Agency
IDC            Industrial Development Corp.
ISD            Independent School District
MTA            Metropolitan Transportation Authority
PRE            Prerefunded to a date prior to maturity

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
---------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (97.5%)

               ALABAMA (2.2%)
$  1,000       Marshall County Health Care Auth.            6.25%         1/01/2022     $     1,043
   1,500       Marshall County Health Care Auth.            5.75          1/01/2032           1,513
   1,150       Marshall County Health Care Auth.            5.75          1/01/2032           1,160
   2,500       Montgomery Medical Clinic Board              4.75          3/01/2031           2,132
   2,500       Montgomery Medical Clinic Board              4.75          3/01/2036           2,069
   7,670       Parks System Improvement Corp.               5.00          6/01/2020           7,897
   7,805       Parks System Improvement Corp.               5.00          6/01/2021           7,982
  15,000       Public School and College Auth. (INS)        5.50          9/01/2029          15,404
  11,000       Univ. of Alabama at Birmingham (INS) (PRE)   5.88          9/01/2031          11,834
                                                                                        -----------
                                                                                             51,034
                                                                                        -----------
               ARIZONA (1.7%)
   1,000       Phoenix Civic Improvement Corp., 5.50%,
                 7/01/2013 (INS)                            4.65 (a)      7/01/2029             799
   1,500       Phoenix Civic Improvement Corp., 5.50%,
                 7/01/2013 (INS)                            4.66 (a)      7/01/2030           1,197
   3,500       Scottsdale IDA                               5.25          9/01/2030           3,432
  28,500       Univ. Medical Center Corp.                   5.00          7/01/2035          25,267
   2,000       Yavapai County IDA                           5.63          8/01/2033           1,959
   7,500       Yavapai County IDA                           5.63          8/01/2037           7,296
                                                                                        -----------
                                                                                             39,950
                                                                                        -----------
               ARKANSAS (0.0%)
   1,000       Baxter County                                4.63          9/01/2028             836
                                                                                        -----------
               CALIFORNIA (4.5%)
   2,000       Golden State Tobacco Securitization,
                 4.55%, 6/01/2010 (INS)                     4.50 (a)      6/01/2022           1,677
   5,000       Golden State Tobacco Securitization,
                 4.60%, 6/01/2010 (INS)                     4.55 (a)      6/01/2023           4,170
   5,000       Golden State Tobacco Securitization  (PRE)   5.38          6/01/2028           5,213
   5,000       Indio Redevelopment Agency                   5.25          8/15/2035           4,804
  17,025       Inland Empire Tobacco Securitization
                 Auth., 5.75%, 12/01/2011                   5.98 (a)      6/01/2026          12,155
   9,105       Public Works Board                           5.00         11/01/2029           9,218
   2,610       Public Works Board                           5.00          4/01/2030           2,586
   5,000       San Francisco City and County
                 Redevelopment Financing Auth. (INS)        4.88          8/01/2036           4,503
  10,000       State                                        5.00          3/01/2029          10,005
  24,700       State                                        4.50          8/01/2030          22,807
   8,100       State                                        5.00          2/01/2032           8,066
   6,000       State                                        5.00         11/01/2032           5,975
   5,000       State                                        5.00         12/01/2032           4,979
   8,400       Statewide Communities Dev. Auth.             4.75          4/01/2033           7,653
                                                                                        -----------
                                                                                            103,811
                                                                                        -----------


4

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
---------------------------------------------------------------------------------------------------
               COLORADO (2.8%)
$  3,500       Denver Convention Center Hotel Auth.
                 (INS)                                      4.75%        12/01/2035     $     2,965
   1,000       Denver Health and Hospital Auth.  (PRE)      6.00         12/01/2023           1,090
   3,730       Denver Health and Hospital Auth.  (PRE)      6.00         12/01/2031           4,066
   3,000       Denver Health and Hospital Auth.  (PRE)      6.25         12/01/2033           3,448
  15,765       Denver Health and Hospital Auth.             4.75         12/01/2034          13,187
  10,000       E-470 Public Highway Auth. (INS)             5.06 (b)      9/01/2035           1,952
   1,000       Eagle Bend Metropolitan District No. 2
                 (INS)                                      5.25         12/01/2023             997
   4,000       Health Facilities Auth. (INS)                5.50         12/01/2027           4,015
   3,500       Health Facilities Auth.                      5.00          6/01/2029           3,271
   3,000       Health Facilities Auth.                      5.25          6/01/2031           2,861
   2,000       Health Facilities Auth.                      5.00          6/01/2035           1,808
   2,500       Health Facilities Auth.                      5.25          6/01/2036           2,334
  10,000       State (INS)                                  5.00         11/01/2030          10,042
  11,480       Summit County                                7.88          9/01/2008          11,592
   2,000       Vista Ridge Metropolitan District (INS)      5.00         12/01/2036           1,786
                                                                                        -----------
                                                                                             65,414
                                                                                        -----------
               CONNECTICUT (3.0%)
   2,500       Health and Educational Facilities Auth.
                 (INS)                                      5.13          7/01/2030           2,428
  64,950       Mashantucket (Western) Pequot Tribe  (c)     5.75          9/01/2027          59,681
   1,500       Mashantucket (Western) Pequot Tribe  (c)     5.50          9/01/2028           1,326
   7,500       Mashantucket (Western) Pequot Tribe  (c)     5.50          9/01/2036           6,636
                                                                                        -----------
                                                                                             70,071
                                                                                        -----------
               DISTRICT OF COLUMBIA (2.7%)
  10,000       Community Academy Public Charter School,
                 Inc. (INS)                                 4.88          5/01/2037           7,445
  15,320       District of Columbia (INS) (PRE)             5.50          6/01/2029          15,981
  37,580       District of Columbia (INS) (d)               5.50          6/01/2029          38,445
                                                                                        -----------
                                                                                             61,871
                                                                                        -----------
               FLORIDA (4.0%)
  15,665       Board of Education (NBGA) (PRE)              5.63          6/01/2025          16,677
   7,000       Board of Education (NBGA) (PRE)              5.63          6/01/2029           7,452
   8,925       Highlands County Health Facilities Auth.     5.00         11/15/2035           8,327
  15,000       Highlands County Health Facilities Auth.     5.25         11/15/2036          14,443
  10,000       Miami-Dade County School Board (INS)         5.00          5/01/2033           9,887
   2,000       Orange County Health Facilities Auth.
                 (PRE)                                      5.75         12/01/2027           2,185
   3,000       Orange County Health Facilities Auth.        5.25         10/01/2035           2,930
  10,000       Orange County Health Facilities Auth.        4.75         11/15/2036           8,974
   2,000       Orange County School Board (INS)             5.00          8/01/2032           1,951
  22,130       Seminole Tribe  (c)                          5.25         10/01/2027          20,170
                                                                                        -----------
                                                                                             92,996
                                                                                        -----------
               GEORGIA (1.0%)
  12,000       Fayette County Public Facilities Auth.
                 (PRE)                                      5.88          6/01/2028          12,831
  10,000       Savannah EDA                                 6.15          3/01/2017          10,332
                                                                                        -----------
                                                                                             23,163
                                                                                        -----------


                                                                               5

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
---------------------------------------------------------------------------------------------------
               ILLINOIS (9.1%)
$    520       Chicago (INS)                                5.25%         1/01/2029     $       535
   5,000       Chicago                                      6.75         12/01/2032           5,032
   3,445       Chicago-O'Hare International Airport
                 (INS)                                      5.13          1/01/2020           3,484
   3,060       Chicago-O'Hare International Airport
                 (INS)                                      5.13          1/01/2021           3,087
   2,000       Finance Auth.                                5.00          4/01/2026           1,938
   5,000       Finance Auth.                                5.50          8/15/2028           5,050
   2,500       Finance Auth. (INS)                          5.75         11/01/2028           2,545
   4,500       Finance Auth.                                5.00          4/01/2031           4,237
   7,565       Finance Auth.                                5.50          4/01/2032           7,398
  17,840       Finance Auth.                                4.50         11/15/2032          15,342
   2,000       Finance Auth. (INS)                          5.25         11/01/2035           1,892
   9,000       Finance Auth.                                5.00          4/01/2036           8,326
   3,770       Finance Auth.                                5.50          4/01/2037           3,643
  20,000       Finance Auth.                                5.38          8/15/2039          19,225
   9,865       Health Facilities Auth.                      5.50          8/01/2020          10,352
   9,445       Health Facilities Auth.                      5.25          9/01/2024           9,353
   5,030       Health Facilities Auth.  (PRE)               6.85         11/15/2029           5,523
   2,500       Housing Dev. Auth.                           4.85          1/01/2037           2,294
   5,000       Metropolitan Pier and Exposition Auth.,
                 5.50%, 6/15/2012 (INS)                     5.50 (a)      6/15/2020           4,338
   2,500       Metropolitan Pier and Exposition Auth.,
                 5.55%, 6/15/2012 (INS)                     5.55 (a)      6/15/2021           2,170
   8,000       Metropolitan Pier and Exposition Auth.
                 (INS)                                      5.50          6/15/2023           8,441
  23,980       Regional Transportation Auth. (INS)          5.75          6/01/2020          27,330
  37,550       Regional Transportation Auth. (INS)          6.50          7/01/2030          46,460
   3,000       Schaumburg (INS)                             5.25         12/01/2034           3,055
   4,555       State                                        5.13          6/15/2019           4,716
   4,071       Village of Gilberts (INS)                    4.75          3/01/2030           3,963
   1,500       Village of Round Lake (INS)                  4.70          3/01/2033           1,424
                                                                                        -----------
                                                                                            211,153
                                                                                        -----------
               INDIANA (2.4%)
  10,440       Bond Bank  (PRE)                             5.50          8/01/2021          11,130
   3,440       Finance Auth.                                5.00         10/01/2033           3,339
  15,780       Health and Educational Facility Financing
                 Auth.                                      5.00          2/15/2036          14,497
  11,000       Health and Educational Facility Financing
                 Auth.                                      5.00          2/15/2039          10,023
   6,000       Rockport (INS)                               4.63          6/01/2025           5,488
   7,500       St. Joseph County Hospital Auth. (INS)
                 (PRE)                                      5.63          8/15/2033           7,995
   4,195       Transportation Finance Auth.  (PRE)          5.38         12/01/2025           4,449
                                                                                        -----------
                                                                                             56,921
                                                                                        -----------
               IOWA (0.6%)
   1,000       Finance Auth. (INS)                          5.25          5/15/2021           1,033
   3,495       Finance Auth. (INS)                          5.25          5/15/2026           3,535
   5,000       Finance Auth. (INS)                          4.75         12/01/2031           4,396
   5,000       Finance Auth. (INS)                          5.00         12/01/2039           4,347
                                                                                        -----------
                                                                                             13,311
                                                                                        -----------
               KANSAS (1.1%)
   4,000       Burlington (INS)                             4.85          6/01/2031           3,636
   9,500       Univ. of Kansas Hospital Auth.               5.00          9/01/2036           8,888


6

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
---------------------------------------------------------------------------------------------------
$ 12,500       Wyandotte County                             5.00%        12/01/2020     $    11,915
                                                                                        -----------
                                                                                             24,439
                                                                                        -----------
               KENTUCKY (0.2%)
   5,000       Municipal Power Agency (INS)                 5.00          9/01/2037           4,829
                                                                                        -----------
               LOUISIANA (1.0%)
  25,000       Parish of St. John the Baptist               5.13          6/01/2037          22,488
                                                                                        -----------
               MAINE (1.3%)
  27,750       Turnpike Auth. (INS) (PRE)(d)                5.75          7/01/2028          29,666
                                                                                        -----------
               MARYLAND (1.0%)
   5,000       Health and Higher Educational Facilities
                 Auth.                                      5.75          1/01/2033           4,822
   6,000       Health and Higher Educational Facilities
                 Auth.                                      5.75          1/01/2038           5,730
  14,965       Health and Higher Educational Facilities
                 Auth.                                      4.75          5/15/2042          12,838
                                                                                        -----------
                                                                                             23,390
                                                                                        -----------
               MASSACHUSETTS (1.6%)
   2,000       Development Finance Agency (INS)             5.25          3/01/2026           1,946
   5,000       Health and Educational Facilities Auth.
                 (INS) (PRE)                                5.88         10/01/2029           5,390
   3,500       Health and Educational Facilities Auth.      5.00          7/15/2032           2,982
   1,500       Health and Educational Facilities Auth.      5.13          7/01/2033           1,447
   2,750       Health and Educational Facilities Auth.      5.00          7/15/2037           2,289
   1,500       Health and Educational Facilities Auth.      5.13          7/01/2038           1,430
   5,000       School Building Auth. (INS)                  4.75          8/15/2032           4,894
  16,000       Water Resources Auth. (INS) (PRE)            5.75          8/01/2030          17,091
                                                                                        -----------
                                                                                             37,469
                                                                                        -----------
               MICHIGAN (3.4%)
  49,395       Building Auth. (INS)                         5.01 (b)     10/15/2030          13,458
  43,000       Hospital Finance Auth.  (PRE)                6.13         11/15/2026          45,593
   5,000       Hospital Finance Auth.                       5.25         11/15/2032           4,915
   5,000       Hospital Finance Auth.                       5.00         11/15/2038           4,657
  10,000       Municipal Auth.  (PRE)                       5.50         10/01/2021          10,503
                                                                                        -----------
                                                                                             79,126
                                                                                        -----------
               MINNESOTA (0.9%)
   5,625       Chippewa County                              5.50          3/01/2037           4,855
   7,917       Higher Education Facilities Auth.,
                 acquired 8/28/2006; $8,016  (c),(e)        5.43          8/28/2031           7,593
  10,000       Washington County Housing and
                 Redevelopment Auth.                        5.50         11/15/2027           9,437
                                                                                        -----------
                                                                                             21,885
                                                                                        -----------
               MISSISSIPPI (0.4%)
   1,250       Hospital Equipment and Facilities Auth.      5.25         12/01/2031           1,173


                                                                               7

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
---------------------------------------------------------------------------------------------------
$  8,750       Warren County                                4.80%         8/01/2030     $     7,111
                                                                                        -----------
                                                                                              8,284
                                                                                        -----------
               MISSOURI (1.3%)
  25,000       Cape Girardeau County IDA                    5.00          6/01/2036          21,127
   8,000       Cass County                                  5.63          5/01/2038           7,398
   2,000       Dev. Finance Board                           5.00          6/01/2035           1,793
                                                                                        -----------
                                                                                             30,318
                                                                                        -----------
               MONTANA (0.3%)
   6,500       Forsyth (INS)                                4.65          8/01/2023           6,228
                                                                                        -----------
               NEBRASKA (0.5%)
   4,500       Platte County (INS)                          6.10          5/01/2025           4,569
   6,500       Platte County (INS)                          6.15          5/01/2030           6,580
                                                                                        -----------
                                                                                             11,149
                                                                                        -----------
               NEVADA (3.1%)
  11,570       Clark County (INS)                           5.25          6/15/2019          12,389
  21,000       Clark County (INS) (PRE)(d)                  5.50          7/01/2025          22,149
  12,410       Clark County EDC                             5.00          5/15/2029          12,111
  14,650       Clark County EDC  (PRE)                      5.50          5/15/2029          15,272
  10,420       Truckee Meadows Water Auth. (INS)            4.88          7/01/2034           9,954
                                                                                        -----------
                                                                                             71,875
                                                                                        -----------
               NEW JERSEY (3.0%)
   3,000       Camden County Improvement Auth.              5.75          2/15/2034           2,895
   5,000       EDA                                          5.50          6/15/2024           4,845
   6,000       EDA                                          5.75          6/15/2029           5,892
   2,500       EDA                                          5.50          6/15/2031           2,375
  11,500       Health Care Facilities Financing Auth.       5.00          7/01/2029          10,607
  57,630       Health Care Facilities Financing Auth.       5.07 (b)      7/01/2032          10,776
  30,020       Turnpike Auth.  (PRE)                        5.50          1/01/2027          31,338
                                                                                        -----------
                                                                                             68,728
                                                                                        -----------
               NEW MEXICO (1.2%)
  32,380       Farmington                                   4.88          4/01/2033          26,753
                                                                                        -----------
               NEW YORK (8.1%)
  21,485       Dormitory Auth.                              6.00          8/15/2016          23,994
   5,010       Dormitory Auth., 5.95%, 7/01/2010 (INS)
                 (PRE)                                      5.95 (a)      7/01/2020           4,767
   5,690       Dormitory Auth., 6.00%, 7/01/2010 (INS)
                 (PRE)                                      6.00 (a)      7/01/2022           5,414
   2,500       Dormitory Auth.                              5.25          7/01/2024           2,388
   3,210       Dormitory Auth., 6.05%, 7/01/2010 (INS)
                 (PRE)                                      6.05 (a)      7/01/2024           3,054
   5,000       Dormitory Auth.                              5.00          7/01/2026           4,570
   5,000       Dormitory Auth.                              5.00          7/01/2036           4,359
  10,910       Dutchess County IDA  (PRE)                   5.75          8/01/2030          11,705
  16,130       Liberty Dev. Corp.                           5.25         10/01/2035          16,628
   5,000       MTA                                          5.00         11/15/2030           5,021
  20,000       MTA                                          5.00         11/15/2033          20,058


8

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
---------------------------------------------------------------------------------------------------
$  4,165       New York City                                5.30%        12/01/2018      $    4,359
   5,105       New York City                                5.88          8/01/2019           5,484
   7,830       New York City  (PRE)                         6.00          5/15/2020           8,393
     970       New York City                                6.00          5/15/2020           1,020
   5,000       New York City                                5.13         12/01/2028           5,149
  22,740       New York City  (PRE)                         5.75          5/15/2030          24,276
  11,000       New York City Municipal Water Finance
                 Auth.  (PRE)                               5.75          6/15/2030          11,530
   4,975       New York City Municipal Water Finance
                 Auth.  (PRE)                               6.00          6/15/2033           5,345
   3,025       New York City Municipal Water Finance
                 Auth.                                      6.00          6/15/2033           3,232
   6,850       New York City Transit Auth. (INS) (PRE)      5.88          1/01/2030           7,261
   9,500       New York City Transitional Finance Auth.     5.00          1/15/2034           9,620
   1,500       Seneca Nation Indians Capital
                 Improvements Auth.  (c)                    5.00         12/01/2023           1,313
                                                                                        -----------
                                                                                            188,940
                                                                                        -----------
               NORTH CAROLINA (0.4%)
   5,250       Medical Care Commission                      5.00          7/01/2033           4,842
   4,000       Wake County Industrial Facilities and
                 Pollution Control Financing Auth.          5.38          2/01/2017           4,123
                                                                                        -----------
                                                                                              8,965
                                                                                        -----------
               NORTH DAKOTA (0.3%)
   7,250       Fargo (INS)                                  5.63          6/01/2031           7,516
                                                                                        -----------
               OHIO (1.9%)
   5,000       Air Quality Dev. Auth. (INS)                 4.80          1/01/2034           4,674
  20,000       Buckeye Tobacco Settlement Financing
                 Auth.                                      5.88          6/01/2030          17,823
  10,000       Buckeye Tobacco Settlement Financing
                 Auth.                                      5.75          6/01/2034           8,577
   4,640       Higher Education Facility Commission
                 (INS)                                      5.00          5/01/2036           4,165
   2,000       Lake County                                  5.63          8/15/2029           1,950
   6,325       Lorain County                                5.25          2/01/2021           6,256
                                                                                        -----------
                                                                                             43,445
                                                                                        -----------
               OKLAHOMA (3.1%)
  14,705       Chickasaw Nation  (c)                        6.00         12/01/2025          14,478
  13,125       Chickasaw Nation  (c)                        6.25         12/01/2032          12,954
   4,500       Municipal Power Auth. (INS)                  4.50          1/01/2047           3,907
   9,000       Norman Regional Hospital Auth. (INS)         5.50          9/01/2023           8,787
   3,100       Norman Regional Hospital Auth.               5.38          9/01/2029           3,058
   8,695       Norman Regional Hospital Auth.               5.38          9/01/2036           8,359
   7,600       Norman Regional Hospital Auth.               5.13          9/01/2037           7,022
  12,000       Tulsa County Industrial Auth.                4.60         12/15/2031          10,937
   2,675       Tulsa Industrial Auth.                       5.00         10/01/2037           2,591
                                                                                        -----------
                                                                                             72,093
                                                                                        -----------
               OREGON (0.1%)
   2,000       Keizer                                       5.20          6/01/2031           1,989
                                                                                        -----------


                                                                               9

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
---------------------------------------------------------------------------------------------------
               PENNSYLVANIA (0.0%)
$  1,250       Allegheny County IDA                         5.13%         9/01/2031      $    1,136
                                                                                         ----------
               RHODE ISLAND (1.2%)
   5,700       EDC (INS)                                    5.00          7/01/2031           5,359
  12,185       EDC (INS)                                    5.00          7/01/2036          11,336
     975       Housing and Mortgage Finance Corp.           6.85         10/01/2024             976
   9,950       Housing and Mortgage Finance Corp.           4.85          4/01/2033           9,481
                                                                                         ----------
                                                                                             27,152
                                                                                         ----------
               SOUTH CAROLINA (3.1%)
   5,000       Georgetown County                            5.70          4/01/2014           5,103
   2,300       Jobs EDA (INS)                               5.25          2/01/2021           2,292
   3,750       Jobs EDA (INS)                               5.38          2/01/2026           3,753
  12,580       Jobs EDA  (PRE)                              6.00         11/15/2026          13,915
  17,420       Jobs EDA                                     6.00         11/15/2026          17,903
  10,000       Jobs EDA (INS)                               4.60          4/01/2027           9,065
  20,000       Tobacco Settlement Revenue Management
                 Auth.  (f)                                 5.00          6/01/2018          19,530
                                                                                         ----------
                                                                                             71,561
                                                                                         ----------
               SOUTH DAKOTA (0.2%)
   2,500       Health and Educational Facilities Auth.      5.25         11/01/2027           2,509
   3,000       Health and Educational Facilities Auth.      5.25          7/01/2038           2,874
                                                                                         ----------
                                                                                              5,383
                                                                                         ----------
               TENNESSEE (1.5%)
   3,000       Johnson City Health and Educational
                 Facilities Board                           5.50          7/01/2031           2,854
   5,000       Johnson City Health and Educational
                 Facilities Board                           5.50          7/01/2036           4,669
   5,605       Shelby County  (PRE)                         6.38          9/01/2019           6,250
   9,395       Shelby County  (PRE)                         6.38          9/01/2019          10,475
  11,075       Sullivan County Health Educational &
                 Housing Facilities Board                   5.25          9/01/2036          10,007
                                                                                         ----------
                                                                                             34,255
                                                                                         ----------
               TEXAS (18.2%)
   5,000       Austin Higher Education Auth.  (PRE)         5.25          8/01/2023           5,015
  19,500       Bell County Health Facilities Dev. Corp.
                 (ETM)                                      6.50          7/01/2019          23,012
   1,520       Bexar County                                 5.00          7/01/2033           1,344
   1,795       Bexar County                                 5.00          7/01/2037           1,563
  12,100       Denton ISD (NBGA)                            5.16 (b)      8/15/2028           4,037
  13,885       Denton ISD (NBGA)                            5.18 (b)      8/15/2029           4,368
  11,220       Denton ISD (NBGA)                            5.20 (b)      8/15/2030           3,320
  15,645       Denton ISD (NBGA)                            5.22 (b)      8/15/2031           4,372
   7,000       Duncanville ISD (NBGA)                       4.63          2/15/2029           6,849
   2,240       Eagle Mountain-Saginaw ISD (NBGA)            4.50          8/15/2033           2,102
  10,420       Edinburg Consolidated ISD (NBGA) (PRE)       5.50          2/15/2030          10,902
   9,155       Ennis ISD (NBGA)                             4.70 (b)      8/15/2034           2,114


10

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
---------------------------------------------------------------------------------------------------
$  9,155       Ennis ISD (NBGA)                             4.71% (b)     8/15/2035      $    1,989
   1,860       Fort Bend ISD (NBGA)                         5.38          2/15/2024           1,877
   4,180       Guadalupe-Blanco River Auth. (INS)           5.00          5/15/2039           4,100
   3,000       Harlandale ISD (NBGA)                        4.75          8/15/2036           2,909
  25,000       Harris County                                4.75         10/01/2031          24,755
   2,660       Hopkins County Hospital District             5.75          2/15/2028           2,581
   2,000       Hopkins County Hospital District             6.00          2/15/2033           1,957
   2,255       Hopkins County Hospital District             6.00          2/15/2038           2,188
  22,000       Houston ISD (NBGA)                           5.00          2/15/2033          22,229
   5,000       Irving ISD (NBGA)                            5.38 (b)      2/15/2028           1,714
  25,000       Judson ISD (NBGA)                            4.50          2/01/2035          23,416
   7,750       Kerrville Health Facilities Dev. Corp.       5.38          8/15/2035           6,999
  12,700       Lower Colorado River Auth. (INS)             5.00          5/15/2031          12,802
   4,500       Mesquite Health Facilities Dev. Corp.        5.63          2/15/2035           4,057
  11,990       Midlothian Dev. Auth.  (PRE)                 7.88         11/15/2021          13,514
     955       Midlothian Dev. Auth.                        5.13         11/15/2026             815
   9,175       Midlothian ISD (NBGA)                        5.00          2/15/2034           9,211
  11,500       North Central Health Facilities Dev.
                 Corp. (INS)                                5.25          8/15/2022          11,716
   3,000       North Texas Tollway Auth.                    5.63          1/01/2028           3,045
   5,000       North Texas Tollway Auth.                    5.63          1/01/2033           5,024
  15,000       North Texas Tollway Auth.                    5.63          1/01/2033          15,071
  12,500       North Texas Tollway Auth.                    5.75          1/01/2040          12,573
   3,195       Northside ISD (NBGA)                         5.13          2/15/2022           3,288
  13,500       Port of Corpus Christi IDC                   5.45          4/01/2027          13,012
   5,490       Red River Education Finance Corp.            4.38          3/15/2027           4,995
   1,000       San Leanna Education Facilities Corp.        5.13          6/01/2026             983
   1,815       San Leanna Education Facilities Corp.        5.13          6/01/2027           1,769
   6,025       San Leanna Education Facilities Corp.        4.75          6/01/2032           5,354
   2,395       San Leanna Education Facilities Corp.        5.13          6/01/2036           2,232
   7,205       Schertz - Cibolo - Universal City ISD
                 (NBGA)                                     5.09 (b)      2/01/2033           1,834
   6,200       Schertz - Cibolo - Universal City ISD
                 (NBGA)                                     5.11 (b)      2/01/2035           1,388
   1,100       Tarrant County Cultural Education
                 Facilities Finance Corp.                   6.00         11/15/2026           1,072
   6,315       Tarrant County Cultural Education
                 Facilities Finance Corp.                   5.63         11/15/2027           5,497
   4,000       Tarrant County Cultural Education
                 Facilities Finance Corp.                   6.00         11/15/2036           3,814
  13,000       Tarrant County Cultural Education
                 Facilities Finance Corp.                   5.13          5/15/2037          11,545
   4,000       Tarrant County Cultural Education
                 Facilities Finance Corp.                   5.75         11/15/2037           3,437
   4,000       Transportation Commission                    4.50          4/01/2033           3,805
   6,420       Travis County Health Facilities Dev.
                 Corp. (INS) (PRE)                          5.88         11/15/2024           6,785
   4,595       Tyler Health Facilities Dev. Corp.  (PRE)    5.75          7/01/2027           5,058
   7,350       Tyler Health Facilities Dev. Corp.  (PRE)    6.00          7/01/2027           8,064
  22,000       Tyler Health Facilities Dev. Corp.           5.25         11/01/2032          19,166
  10,000       Tyler Health Facilities Dev. Corp.           5.00          7/01/2033           8,867
   8,585       Tyler Health Facilities Dev. Corp.  (PRE)    5.75          7/01/2033           9,450
   2,500       Tyler Health Facilities Dev. Corp.           5.00          7/01/2037           2,221
   5,000       Tyler Health Facilities Dev. Corp.           5.38         11/01/2037           4,378
  23,675       Veterans' Land Board  (d)                    6.25          8/01/2035          25,241
   3,000       Weatherford ISD (NBGA)                       4.83 (b)      2/15/2027           1,086
   2,500       Weatherford ISD (NBGA)                       4.84 (b)      2/15/2028             854
   4,315       Weatherford ISD (NBGA) (PRE)                 5.45          2/15/2030           4,675


                                                                              11

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
---------------------------------------------------------------------------------------------------
$  3,105       Weatherford ISD (NBGA)                       5.45%         2/15/2030     $     3,243
   6,360       West Harris County Regional Water Auth.
                 (INS)                                      4.70         12/15/2030           6,086
                                                                                        -----------
                                                                                            422,739
                                                                                        -----------
               UTAH (0.3%)
   7,150       Nebo School District (NBGA) (PRE)            5.50          7/01/2020           7,541
                                                                                        -----------
               VIRGINIA (2.1%)
  11,280       College Building Auth.                       5.00          6/01/2026          11,044
   5,000       College Building Auth.                       5.00          6/01/2029           4,799
     880       College Building Auth.  (PRE)                5.00          6/01/2036             951
   3,120       College Building Auth.                       5.00          6/01/2036           2,886
   1,493       Farms of New Kent Community Dev. Auth.       5.13          3/01/2036           1,092
   8,665       Farms of New Kent Community Dev. Auth.       5.45          3/01/2036           6,544
   1,300       Lewistown Commerce Center Community Dev.
                 Auth.                                      5.75          3/01/2017           1,262
  10,875       Lewistown Commerce Center Community Dev.
                 Auth.                                      6.05          3/01/2027           9,539
   4,500       Peninsula Town Center Community Dev.
                 Auth.                                      6.45          9/01/2037           4,093
   5,000       Small Business Financing Auth.               5.25          9/01/2037           4,556
   3,000       Watkins Centre Community Dev. Auth.          5.40          3/01/2020           2,752
                                                                                       ------------
                                                                                             49,518
                                                                                       ------------
               WASHINGTON (1.5%)
   7,665       Health Care Facilities Auth. (INS)           5.25         10/01/2021           7,908
  13,030       Health Care Facilities Auth. (INS)           4.75         12/01/2031          11,501
   5,000       Housing Finance Commission (INS)             6.00          7/01/2029           5,049
   9,830       Snohomish County (INS)                       5.13         12/01/2021          10,102
                                                                                       ------------
                                                                                             34,560
                                                                                       ------------
               WEST VIRGINIA (0.2%)
   2,500       West Virginia Univ. Board of Governors
                 (INS)                                      5.00         10/01/2027           2,466
   2,500       West Virginia Univ. Board of Governors
                 (INS)                                      5.00         10/01/2028           2,450
                                                                                       ------------
                                                                                              4,916
                                                                                       ------------
               WISCONSIN (0.8%)
     635       Health and Educational Facilities Auth.      5.38         10/01/2021             665
  10,600       Health and Educational Facilities Auth.      5.38          2/15/2034          10,042
   8,000       Univ. of Wisconsin Hospitals and Clinics
                 Auth. (INS) (PRE)                          6.20          4/01/2029           8,563
                                                                                       ------------
                                                                                             19,270
                                                                                       ------------
               WYOMING (0.2%)
   2,360       Municipal Power Agency                       5.50          1/01/2033           2,370
   2,800       Municipal Power Agency                       5.50          1/01/2038           2,800
                                                                                       ------------
                                                                                              5,170
                                                                                       ------------
               Total Fixed-Rate Instruments (cost: $2,296,495)                            2,263,307
                                                                                       ------------


12

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
---------------------------------------------------------------------------------------------------

               PUT BONDS (0.6%)

               MICHIGAN (0.3%)
$ 5,500        Strategic Fund (INS)                         4.85%         9/01/2030     $     5,691
                                                                                        -----------
               MONTANA (0.2%)
  5,000        Forsyth (INS)                                5.00         10/01/2032           5,006
                                                                                        -----------
               VIRGINIA (0.1%)
  2,000        Farms of New Kent Community Dev. Auth.       5.80          3/01/2036           1,563
                                                                                        -----------
               Total Put Bonds (cost: $12,371)                                               12,260
                                                                                        -----------

               VARIABLE-RATE DEMAND NOTES (1.4%)

               COLORADO (0.7%)
 15,000        Moffat County (INS)(LIQ)                     9.00          5/01/2013          15,000
                                                                                        -----------
               FLORIDA (0.5%)
  7,000        Palm Beach County (INS)(LIQ)                 7.00          3/01/2027           7,000
  4,375        Sarasota County Public Hospital Board        9.00          7/01/2037           4,375
                                                                                        -----------
                                                                                             11,375
                                                                                        -----------
               MARYLAND (0.2%)
  5,690        EDC (INS)(LIQ)                               9.00          7/01/2034           5,690
                                                                                        -----------
               OKLAHOMA (0.0%)
    405        Payne County EDA (INS)(LIQ)                  9.00          7/01/2032             405
                                                                                        -----------
               PENNSYLVANIA (0.0%)
     15        Harrisburg Auth. (INS)(NBGA)                 6.50          7/15/2029              15
                                                                                        -----------
               Total Variable-Rate Demand Notes (cost: $32,485)                              32,485
                                                                                        -----------


               TOTAL INVESTMENTS (COST: $2,341,351)                                     $ 2,308,052
                                                                                        ===========

                                                                              13
  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)

GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

14

  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS


USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)

B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs                                      Investments in Securities
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                       -
Level 2 - Other Significant Observable Inputs                    $2,308,052,000
Level 3 - Significant Unobservable Inputs                                     -
-------------------------------------------------------------------------------
Total                                                            $2,308,052,000
-------------------------------------------------------------------------------


C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do

                                                                              15
  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)

USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2008 (UNAUDITED)

not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2008, were $71,099,000 and $104,398,000, respectively, resulting in net unrealized depreciation of $33,299,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,320,810,000 at June 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) At June 30, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2008, was $7,593,000, which represented 0.3% of the Fund's net assets.
(f) At June 30, 2008, the aggregate market value of securities purchased on a delayed-delivery basis was $19,530,000.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.